Interim Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues, net	$ 21,121	$ 22,968
Expenses:
Voyage related costs and commissions	(3,273)	(7,802)
Vessel operating expenses	(5,790)	(6,324)
General and administrative expenses	(2,002)	(1,312)
Management fees, related parties	(330)	(394)
Management fees, other	(397)	(516)
Amortization of special survey costs	(176)	(175)
Depreciation	(2,634)	(3,024)
Bad debt provisions		(50)
Allowance for credit gains/(losses)	75	(4)
Gain/(Loss) from the sale of vessels, net	8,017	(466)
Operating income	14,611	2,901
Other expenses, net:
Loss from debt extinguishment	(287)	(34)
Gain/(loss) from financial derivative instruments	(59)	320
Interest and finance costs, net	(2,395)	(1,829)
Total other expenses, net	(2,741)	(1,543)
Net income	11,870	1,358
Dividend Series A Convertible Preferred Stock	(418)	(449)
Net income attributable to common shareholders	$ 11,452	$ 909
Income per common share, basic	$ 1.06	$ 0.09
Income per common share, diluted	$ 0.94	$ 0.09
Weighted average number of common shares, basic	10,754,405	10,613,424
Weighted average number of common shares, diluted	12,577,390	10,613,424